INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN
EVANSTON ALTERNATIVE OPPORTUNITIES FUND AND
NORTH SQUARE INVESTMENTS, LLC

THIS INVESTMENT ADVISORY AGREEMENT (the “Agreement”), dated as of May 6, 2024 is entered into by and between North Square Evanston Multi-Alpha Fund, a Delaware statutory trust (the “Fund”), and North Square Investments, LLC, a Delaware limited liability company (the “Adviser”).

WITNESSETH:

WHEREAS, the Fund is registered with the Securities and Exchange Commission (the "SEC") as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and engages in the business of providing investment management and other services; and

WHEREAS, the Fund desires to retain the Adviser to render advice and services to the Fund pursuant to the terms and provisions of this Agreement, and the Adviser desires to furnish said advice and services; and

WHEREAS, the Adviser agrees to serve as the investment adviser for the Fund on the terms and conditions set forth herein; and

WHEREAS, the Adviser may retain one or more investment sub-advisers (the “Sub-Advisers”) and other parties to render portfolio management and other investment advisory and related services to the Fund pursuant to, in the case of the Sub-Advisers, investment sub-advisory agreements between the Adviser and each such Sub-Adviser (each, a “Sub-Advisory Agreement”).

NOW, THEREFORE, in consideration of the mutual premises and covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is agreed by and between the parties hereto as follows:

1.                  APPOINTMENT OF ADVISER. The Fund hereby appoints the Adviser, and the Adviser hereby accepts such appointment, to render investment advisory and related services to the Fund for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Fund’s Board of Trustees (the “Board of Trustees” or “Board”).

2.                  DUTIES OF THE ADVISER.

(a)               Subject to the provisions of this Agreement, and subject to the direction and control of the Board, the Adviser shall:

(i)	act as investment adviser for the Fund and supervise and manage the investment and reinvestment of the Fund’s assets and, in connection therewith, have complete discretion in purchasing and selling
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securities and other assets for the Fund and in voting, exercising consents and exercising all other rights pertaining to such securities and other assets on behalf of the Fund;

(ii)	develop and provide the investment program for the Fund, including determining what portion of the Fund’s investment portfolio will be invested in securities and other assets and what portion, if any, will be uninvested, subject to the Fund’s investment objectives, strategies and policies as set forth in its then-current prospectus or statement of additional information, or as otherwise determined by the Board;
(iii)	arrange, subject to the provisions of Section 3 hereof, for the purchase and sale of securities and other assets held in the investment portfolio of the Fund;
(iv)	monitor the Fund’s compliance with its investment objectives, policies, and restrictions as set forth in its currently effective prospectus and statement of additional information;
(v)	provide recommendations to the Board from time to time regarding the Fund’s investment objectives, strategies and policies, as the Adviser deems appropriate;
(vi)	provide, as appropriate, investment research and prepare and make available to the Fund research and statistical data in connection therewith;
(vii)	keep the Fund and Board fully informed with regard to the Fund’s investment performance and investment mandate compliance; and
(viii)	furnish the Fund and Board with such other documents and information as the Fund may from time to time reasonably request.

(b)               In addition to providing investment advisory and related services set forth in Section 2(a) of the Agreement, the Adviser shall provide administrative services and facilities relating to the business operations of the Fund that are not (1) provided by employees of, or other agents engaged by, the Fund or (2) required to be provided by any person pursuant to an agreement or arrangement with the Fund. Such administrative and management services include, but are not limited to the following:

(i)	Coordinating and supervising, together with the Fund’s administrator, all aspects of the Fund’s operations, including matters relating to the functions of the custodians, depositories, transfer and pricing agents, accountants, underwriters, brokers and dealers, insurers, printers, Fund auditors, counsel and other parties performing services or operational functions for the Fund, as well as
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serving as the primary liaison between such service providers and the Board;

(ii)	providing office space, equipment, office supplies and other facilities, including for Board and Board committee meetings and records of the Fund;
(iii)	coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other materials for the Fund required to be filed under applicable law;
(iv)	overseeing and assisting in the preparation of all general or routine shareholder communications;
(v)	supervising and monitoring the pricing process, including calculating the Fund’s net asset value(s), assisting in the fair valuation of all assets of the Fund for which market quotations are not readily available or as otherwise required with the 1940 Act or the Fund’s valuation procedures, and monitoring valuation information received from the independent third-party pricing services and brokers;
(vi)	arranging, as may be reasonably requested by the Board, for officers and employees of the Adviser to serve as Board members, officers, or agents of the Fund;
(vii)	coordinating, preparing and distributing, as applicable, materials for Board and Board committee meetings, including reports, evaluations, information, surveys, statistical analyses or other materials on corporate and legal and regulatory issues relevant to the Fund’s business as the Board may reasonably request from time to time, including in connection with the Board’s annual review of this Agreement, any Sub-Advisory Agreement, and related agreements;
(viii)	overseeing and monitoring the Fund’s compliance with its policies and procedures and with applicable federal, state and foreign securities laws, and the rules and regulations thereunder, as applicable, including, without limitation, the 1940 Act, the Securities and Exchange Act of 1934, as amended (the “1934 Act”), and the Securities Act of 1933, as amended, and the rules promulgated under each of the foregoing;
(ix)	administering the Fund’s code of ethics and reporting to the Board on compliance therewith;
(x)	assisting, as relevant, the Fund in connection with regulatory examinations, inspections or investigations of the Fund;
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(xi)	monitoring, budgeting, approving and arranging for payment of expenses of the Fund;
(xii)	monitoring Board compliance with personal trading guidelines;
(xiii)	overseeing the Fund’s fidelity bond coverage and insurance coverage and administering claims thereunder, and filing any fidelity bonds and related notices with the SEC as required by the 1940 Act;
(xiv)	assisting the Fund with its obligations under Section 302 and 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act, including the establishment and maintenance of internal controls and procedures that are reasonably designed to ensure that information prepared or maintained in connection with administration services provided hereunder is properly recorded, processed, summarized, or reported by the Adviser or its affiliates on behalf of the Fund so that it may be included in financial information certified by Fund officers in applicable filings;
(xv)	overseeing the maintenance of the Fund’s books and records in accordance with all applicable federal and state securities laws and regulations, subject to the provisions of Section 7 hereof;
(xvi)	overseeing the administration and implementation of the Fund’s privacy policy (including any required distribution thereof) as required under Regulation S-P;
(xvii)	implementing and maintaining a business continuation and disaster recovery program for the Fund;
(xviii)	arranging for all meetings of shareholders, including collecting all information required for the preparation of proxy statements, preparing and filing with appropriate regulatory agencies such proxy statements, supervising the solicitation of shareholders and shareholder nominees in connection therewith, tabulating (or supervising the tabulation of) votes, responding to all inquiries regarding such meetings from shareholders, the public and the media, and retaining all minutes and all other records required to be kept in connection with such meetings;
(xix)	maintaining and retaining all charter documents and filing all documents required to maintain the Fund’s organizational status under applicable state law and as a registered investment company;
(xx)	performing due diligence on the Fund’s third-party service providers and negotiating service agreements with those third-parties; and
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(xxi)	providing such other services as the parties hereto may agree upon from time to time for the efficient operation of the Fund.

3.                  SUB-ADVISERS AND SUB-CONTRACTORS.

(a)               The Adviser, with approval of the Board, may delegate some or all of its investment advisory duties under this Agreement to one or more Sub-Advisers that are registered under the Advisers Act, including but not limited to delegating the voting of proxies relating to the Fund’s portfolio securities in accordance with the proxy voting policies and procedures of such Sub-Adviser; provided, however, that any such delegation shall be pursuant to an agreement with terms agreed upon by the Fund and approved in a manner consistent with the requirements of the 1940 Act as such requirements may be modified by rule, regulation or order of the SEC; and provided, further, that no such delegation shall relieve the Adviser from its duties and obligations of management and supervision of the management of the Fund’s assets pursuant to this Agreement and under applicable law. In addition, the Adviser may engage other parties to assist it with any of the administrative and management services referenced in Section 2 hereof.

(b)               To the extent the Adviser delegates any of its duties under this Agreement with respect to the Fund to one or more Sub-Advisers, each such Sub-Adviser shall perform its duties subject to the direction and control of the Adviser. The Adviser shall retain overall supervisory responsibility for the general management and investment of the assets of the Fund. The Adviser’s responsibilities shall include evaluating and recommending the selection, retention, removal or replacement of one or more Sub-Advisers, and determining, as the Adviser deems appropriate, the portion of the Fund’s assets to be managed by any given Sub-Adviser and reallocating those assets as necessary from time to time, subject to Board approval. In addition, the Adviser’s responsibilities shall include:

(i)	Supervision of each Sub-Adviser in its performance of its duties under the Sub-Advisory Agreement or other arrangement;
(ii)	Assessment of the Fund’s investment focus and investment strategy for each sub-advised portion (whole or in part) of the Fund;
(iii)	Monitoring the investment performance of each Sub-Adviser and reviewing and reporting to the Board periodically on the performance of the investment adviser and recommending action(s) as appropriate;
(iv)	Conducting periodic in-person or telephonic due diligence meetings as deemed necessary by the Adviser;
(v)	Monitoring each Sub-Adviser to confirm its compliance with the investment objectives, strategies, policies and restrictions of the Fund, for any changes that may impact the Fund or the Sub-Adviser’s operations or overall business continuity, for the Sub-
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Adviser’s adherence to legal and compliance procedures, for any litigation enforcement or regulatory matters relating to the Sub-Adviser, and with respect to the Sub-Adviser’s brokerage practices and trading quality;

(vi)	Analyzing, researching, selecting, and making recommendations to replace a Sub-Adviser or portfolio manager thereof, as the Adviser deems appropriate, and assisting in managing the transition process when any Sub-Adviser or portfolio manager thereof is appointed, terminated, or replaced;
(vii)	Monitoring each Sub-Adviser’s voting of proxies with respect to the Fund’s portfolio holdings;
(viii)	Performing such other periodic monitoring and reporting functions as the Board shall reasonably request consistent with this Agreement and applicable law.

4.                  REPRESENTATIONS OF THE ADVISER. In the performance of its duties under this Agreement, the Adviser:

(a)               shall, in all matters, give to the Fund and its Board the benefit of its best judgment, effort, advice and recommendations and shall at all times conform to, and use its best efforts to enable the Fund to conform to: (i) the provisions of the 1940 Act and all applicable rules and regulations of the SEC thereunder; (ii) all other applicable provisions of state and federal law; (iii) the applicable provisions of the Agreement and Declaration of Trust and By-Laws, if any, of the Fund, as such documents may be amended from time to time; (iv) the investment objectives and policies of the Fund as set forth in its registration statement on Form N-2 in effect from time to time; and (v) compliance policies and procedures of the Fund as adopted by the Board;

(b)               will, with respect to the Fund’s assets not managed by a Sub-Adviser, arrange for the placing of all orders for the purchase and sale of securities and other assets for the Fund’s account either directly with the issuer or with any broker or dealer. Subject to the other provisions of this paragraph, in placing orders with brokers and dealers, the Adviser will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, the Adviser will consider not only available prices (including commissions), but also other relevant factors such as, without limitation, the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency. To the extent permitted by law, and consistent with this obligation, the Adviser may select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser hereunder. Subject to Section 28(e) of the 1934 Act and any SEC staff interpretations thereof and such other conditions and limitations as may be established by the Board from time to time, if any, a commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and its

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other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term. In no instance, however, will the Fund’s securities be purchased from or sold to the Adviser, or any affiliated person thereof, except to the extent permitted by the SEC or by applicable law. The Adviser may aggregate sales and purchase orders of the securities and other assets of the Fund with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliates. Whenever the Adviser simultaneously places orders to purchase or sell the same security or other asset on behalf of the Fund and one or more other accounts advised by the Adviser or its affiliates, the Adviser will allocate the order as to price and amount among all such accounts in a manner the Adviser reasonably considers to be equitable and consistent with its fiduciary obligations to the Fund and to such other clients under the circumstances;

(c)               will treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, and the Fund’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund;

(d)               will maintain errors and omissions insurance in an amount at least equal to that disclosed to the Board in connection with its approval of this Agreement;

(e)               will supply such information to the Fund and permit such compliance inspections by the Fund as shall be reasonably necessary to respond to the reasonable requests of the Board, including without limitation full copies of all letters received by the Adviser during the term of this Agreement from the staff of the SEC regarding its examination of the activities of the Adviser; and

(f)                will use its best efforts to assist the Fund in implementing the Fund’s disclosure controls and procedures, and will from time to time provide the Fund a written assessment of its compliance policies and procedures that is reasonably acceptable to the Fund to enable the Fund to fulfill its obligations under Rule 38a-1 under the 1940 Act.

5.                  REPRESENTATIONS OF THE FUND. The Fund represents, warrants and agrees that it:

(a)               has all requisite power and authority to enter into and perform its obligations under this Agreement;

(b)               has taken all necessary actions to authorize its execution, delivery and performance of this Agreement; and

(c)               has furnished to the Adviser copies of each of the following documents: (i) the Agreement and Declaration of Trust of the Fund; (ii) the By-Laws of the Fund, if any; (iii) the resolutions of the Board approving the engagement of the Adviser as investment adviser of the Fund and approving the form of this Agreement; and

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(iv) current copies of the Fund’s prospectus and statement of additional information. The Fund shall furnish the Adviser from time to time with copies of all material amendments of or material supplements to the foregoing, if any.

6.                  SERVICES NOT EXCLUSIVE. Nothing in this Agreement shall prevent the Adviser or any officer, employee or affiliate thereof from acting as investment adviser for any other person, firm or corporation, or from engaging in any other lawful activity, and shall not in any way limit or restrict the Adviser or any of its officers, employees or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Adviser will undertake no activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement.

7.                  BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any such records upon the Fund’s request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act. Notwithstanding anything in this Agreement to the contrary, and to the extent permitted by applicable law, the Fund will not object to the Adviser maintaining copies of any such records, including the performance records of the Fund, and will not object to the Adviser using such performance records to promote its services to other accounts, including other fund accounts.

8.                  INDEPENDENT CONTRACTOR. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so in this Agreement or another writing by the Fund to the Adviser, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent for the Fund. It is expressly understood and agreed that the services to be rendered by the Adviser to the Fund under the provisions of this Agreement are not to be deemed exclusive, and that the Adviser may give advice and take action with respect to other clients, including affiliates of the Adviser, that may be similar or different from that given to the Fund.

9.                  ADVISER’S PERSONNEL. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement.

10.              EXPENSES. During the term of this Agreement, the Fund will bear all expenses not expressly assumed by the Adviser incurred in the operation of the Fund and the offering of its shares. Without limiting the generality of the foregoing:

(a)               The Fund shall pay (i) fees payable to the Adviser pursuant to this Agreement; (ii) the cost (including brokerage commissions, transaction fees or charges, if any) incurred in connection with purchases and sales of the Fund’s portfolio securities and other investments and any losses in connection therewith; (iii) expenses of organizing the Fund; (iv) filing fees and expenses relating to

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registering and qualifying and maintaining the registration and qualification of the Fund’s shares for sale under federal and state securities laws; (v) the Fund’s share of compensation, fees and reimbursements paid to the Fund’s non-interested Trustees; (vi) fees or expenses of custodians, transfer agents, registrars, independent pricing vendors or other service providers (except sub-advisers); (vii) legal and accounting expenses, including costs for local representation in the Fund’s jurisdiction of organization and fees and expenses of counsel to the Fund and counsel to the Fund’s non-interested Trustees; (viii) all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; (ix) cost of certificates, if any, and delivery to purchasers; (x) expenses of preparing and filing reports with federal and state regulatory authorities; (xi) the Fund’s share of expenses of shareholders’ meetings, meetings of the Board or any committee thereof, and other meetings of the Fund; (xii) expenses of preparing, printing and distributing proxy statements (unless otherwise agreed to by the Fund and the Adviser); (xiii) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (xiv) subject to the provisions of Section 12 hereof, any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the Fund for violation of any law; (xv) expenses of preparing, typesetting, printing and distributing prospectuses and statements of additional information and any supplements thereto, and reports, statements, notices and dividends to the Fund’s shareholders; (xvi) shareholder servicing fees; (xvii) interest; (xviii) governmental fees; (xix) costs, including interest expenses and loan commitment fees, of borrowing money; (xx) website costs; (xxi) the Fund’s share of compensation, fees and expenses of the Fund’s chief compliance officer and any employees of the Fund; (xxii) audit fees; and (xxiii) the Fund’s share of litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, expenses relating to the Fund’s obligation to indemnify others; and

(b)               The Adviser shall pay all expenses incurred by it in the performance of its duties under this Agreement, including all costs and expenses of its employees and any overhead incurred in connection with its duties hereunder, and all fees of any Sub-Advisers.

11.              COMPENSATION. The Fund agrees to pay to the Adviser and the Adviser agrees to accept as full compensation for all services rendered by the Adviser as such, a fee calculated at the annual rate of 1.00% of the aggregate value of the Fund’s outstanding shares determined as of the last calendar day of each month (before any repurchases and prior to the fee being calculated) paid quarterly in arrears. For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month. The fee payable to the Adviser under this Agreement will be reduced to the extent required by any expense limitation agreement. The Adviser, in its sole discretion, may voluntarily absorb certain Fund expenses or waive all or a portion of its fee.

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12.              LIABILITY; STANDARD OF CARE; INDEMNIFICATION.

(a)               The Adviser may rely on information reasonably believed by it to be accurate and reliable, including but not limited to, any information or report from the underlying portfolio funds in which the Fund invests, and shall give the Fund the benefit of its best judgment and effort in rendering services hereunder. Neither the Adviser nor its partners, officers, managers, employees, affiliates, successors, or other legal representatives shall be subject to any liability for any act or omission, error of judgment, mistake of law, or for any loss suffered by the Fund, in the course of, connected with, or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard on the part of the Adviser of its obligations and duties under this Agreement.

(b)               The Fund will indemnify the Adviser, any affiliate of the Adviser, and each of their partners, members, managers, officers, and employees and any of their affiliated persons, executors, heirs, assigns, successors, or other legal representatives (each an “Indemnified Person”) against any and all costs, losses, claims, damages, or liabilities, joint or several, including, without limitation, reasonable attorneys’ fees and disbursements, resulting in any way from the performance or non-performance of any Indemnified Person’s duties in respect of the Fund, except those resulting from the willful misfeasance, bad faith or gross negligence of an Indemnified Person or the Indemnified Person’s reckless disregard of such duties and, in the case of criminal proceedings, unless such Indemnified Person had reasonable cause to believe its actions were unlawful (collectively, “disabling conduct”). Indemnification shall be made following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Indemnified Person was not liable by reason of disabling conduct; or (ii) a reasonable determination that the Indemnified Person is entitled to indemnification hereunder, provided that such determination is based upon a review of the facts and reached by (A) the vote of a majority of the Fund’s Trustees who are not parties to the proceeding or (B) legal counsel selected by a vote of a majority of the Fund’s Board, further provided that such counsel’s determination be written and provided to the Board. The Fund shall advance to an Indemnified Person reasonable attorneys’ fees and other costs and expenses incurred in connection with defense of any action or proceeding arising out of such performance or non-performance. The Adviser agrees, and each other Indemnified Person will be required to agree as a condition to any such advance from the Fund, that if one of the foregoing parties receives any such advance, the party will reimburse the Fund for such fees, costs, and expenses to the extent that it shall be determined that the party was not entitled to indemnification under this paragraph. The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.

(c)               Notwithstanding any of the foregoing, the provisions of this Section 12 shall not be construed so as to relieve the Indemnified Person of, or provide indemnification with respect to, any liability (including liability under federal

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securities laws, which, under certain circumstances, impose liability even on persons who act in good faith) to the extent (but only to the extent) that such liability may not be waived, limited, or modified under applicable law or that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the provisions of this paragraph to the fullest extent permitted by law. The provisions of this Section 12 shall survive the termination or cancellation of this Agreement.

13.              DURATION AND TERMINATION. This Agreement shall become effective as of the date hereof and, unless sooner terminated as provided herein, shall continue in effect for a period of two years. Thereafter, if not terminated, this Agreement shall continue in effect for successive periods of 12 months, provided such continuance is specifically approved at least annually by both (a) the vote of a majority of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund at the time outstanding and entitled to vote, and (b) the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding the foregoing, this Agreement may be terminated by the Fund at any time, without the payment of any penalty, upon giving the Adviser 60 days’ notice (which notice may be waived by the Adviser), provided that such termination by the Fund shall be directed or approved by the vote of a majority of the Trustees of the Fund in office at the time or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding and entitled to vote, or by the Adviser on 60 days’ written notice (which notice may be waived by the Fund). This Agreement will also immediately terminate in the event of its assignment. As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested person” and “assignment” shall have the same meanings of such terms in the 1940 Act.

14.              NOTICES. Any notice under this Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of such notice and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such notice is mailed first class postage prepaid.

15.              AMENDMENT OF THIS AGREEMENT. This Agreement may only be amended by an instrument in writing signed by the parties hereto. Any amendment of this Agreement shall be subject to the 1940 Act.

16.              GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware for contracts to be performed entirely therein without reference to choice of law principles thereof and in accordance with the applicable provisions of the 1940 Act.

17.              USE OF THE NAME AND BRAND FOR THE FUND. The Adviser has consented to the use by the Fund of the name, brand, associated logo or trademark, or identifying word “North Square” in the name of the Fund. Such consent is conditioned upon the employment of the Adviser as the investment adviser to the Fund. The name and brand or identifying word “North Square” may be used from time to time in other connections and for other purposes by the Adviser and any of its affiliates. The Adviser may require the Fund to cease using “North

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Square” in the name of the Fund and in connection with the Fund’s operations if the Fund ceases to employ, for any reason, the Adviser, any successor thereto or any affiliate thereof as investment adviser.

18.              ADDITIONAL LIMITATION OF LIABILITY. The parties hereto are expressly put on notice that the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) was executed by a trustee of the Fund on behalf of the Fund as trustee, and not individually, and, as provided in the Declaration of Trust, the obligations of the Fund are not binding on the Fund’s trustees, officers, employees, agents or shareholders individually but are binding only upon the assets and property of the Fund.

19.              MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding on, and shall inure to the benefit of the parties hereto and their respective successors.

20.              COUNTERPARTS. This Agreement may be executed in counterparts by the parties hereto, each of which shall constitute an original counterpart, and all of which, together, shall constitute one Agreement.

[Remainder of this page is left blank intentionally]

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IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers, all as of the day and the year first above written.

THE FUND:

NORTH SQUARE EVANSTON MULTI-ALPHA FUND

By: /s/ Scott Zimmerman

Name: Scott Zimmerman

Title: Secretary and Chief Legal Officer

THE ADVISER:

NORTH SQUARE INVESTMENTS, LLC

By: /s/ Alan Molotsky

Name: Alan Molotsky

Title: Senior Managing Director and General Counsel

[Signature Page for Investment Advisory Agreement by and between North Square Evanston Multi-Alpha Fund and North Square Investments, LLC]